Employee Stock Incentive Plans - Summary of General Terms of Grants Under Stock Option Plans and Restricted Stock Unit Option Plans (Detail)		12 Months Ended
		Mar. 31, 2022 INR (₨) shares ₨ / shares	Mar. 31, 2022 USD ($) shares $ / shares	Mar. 31, 2021 shares ₨ / shares $ / shares	Mar. 31, 2020 shares	Mar. 31, 2022 USD ($) shares $ / shares
Wipro ADS Restricted Stock Unit Plan (WARSUP 2004 plan) [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Options reserved under the plan | shares	[1]	59,797,979				59,797,979
Range of Exercise Prices | $ / shares	[1]					$ 0.03
Outstanding at the end of the year | $ / shares	[1]		$ 0.03
Wipro Employee Restricted Stock Unit Plan 2005 (WSRUP 2005 plan) [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Options reserved under the plan | shares	[1]	59,797,979				59,797,979
Range of Exercise Prices	[1]	₨ 2
Outstanding at the end of the year	[1]	₨ 2
Wipro Employee Restricted Stock Unit Plan 2007 (WSRUP 2007 plan) [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Options reserved under the plan | shares	[1]	49,831,651				49,831,651
Range of Exercise Prices	[1]	₨ 2
Outstanding at the end of the year	[1]	₨ 2
Wipro Equity Reward Trust Employee Stock Purchase Plan, 2013 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Options reserved under the plan | shares	[2]	39,546,197				39,546,197
Range of Exercise Prices	[2]	₨ 2
Outstanding at the end of the year	[2]	₨ 2
Employee stock option plans and restricted stock unit option [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Numbers, Outstanding at the beginning of the year | shares		78,199	78,199	4,721,388
Numbers, Exercised | shares		(46,133)	(46,133)	(845,066)
Numbers, Outstanding at the end of the year | shares		24,600	24,600	78,199	4,721,388
Numbers, Exercisable at the end of the year | shares		2,800		23,999		2,800
Employee stock option plans and restricted stock unit option [member] | Exercise Price Rs. 2 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding at the beginning of the year		₨ 2
Range of Exercise Prices		2
Granted		2
Adjustment of Performance based stock options on completion of performance measurement period		₨ 2
Exercised | ₨		₨ 2
Forfeited and expired		₨ 2
Outstanding at the end of the year		₨ 2		₨ 2
Exercisable at the end of the year | ₨		₨ 2
Numbers, Outstanding at the beginning of the year		15,831,948	15,831,948	15,594,190	17,607,463
Numbers, Granted		2,500,481	2,500,481	6,275,290	5,662,500
Adjustment of Performance based stock options on completion of performance measurement period | shares		608,435	608,435	(1,291,500)	(2,182,667)
Numbers, Exercised		(4,712,311)	(4,712,311)	(3,356,199)	(4,610,572)
Numbers, Forfeited and expired		(1,985,881)	(1,985,881)	(1,389,833)	(882,534)
Numbers, Outstanding at the end of the year		12,242,672	12,242,672	15,831,948	15,594,190
Numbers, Exercisable at the end of the year		2,478,568		2,679,538	1,502,957	2,478,568
Weighted Average Exercise Price Of Share Options, Modification		₨ 2
Number Of Share Options, Modification		0	0
Employee stock option plans and restricted stock unit option [member] | Exercise Price Range 0.03 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding at the beginning of the year | $ / shares			$ 0.03
Range of Exercise Prices | $ / shares				₨ 0.03		$ 0.03
Granted | $ / shares			0.03
Adjustment of Performance based stock options on completion of performance measurement period | $ / shares			$ 0.03
Exercised | $			$ 0.03
Forfeited and expired | $ / shares						$ 0.03
Outstanding at the end of the year | $ / shares			$ 0.03
Exercisable at the end of the year | $						$ 0.03
Numbers, Outstanding at the beginning of the year		10,822,476	10,822,476	7,854,540	14,446,790
Numbers, Granted		10,470,026	10,470,026	5,033,648	5,341,000
Adjustment of Performance based stock options on completion of performance measurement period | shares		570,076	570,076	(1,021,560)	(2,273,164)
Numbers, Exercised		(2,930,735)	(2,930,735)	(3,269,832)	(2,496,125)
Numbers, Forfeited and expired		(1,419,941)	(1,419,941)	(1,227,335)	(1,481,995)
Numbers, Outstanding at the end of the year		17,511,902	17,511,902	10,822,476	7,854,540
Numbers, Exercisable at the end of the year		1,072,118		465,603	1,212,560	1,072,118
Weighted Average Exercise Price Of Share Options, Modification | $ / shares			$ 0.03
Number Of Share Options, Modification		0	0	3,453,015	(5,681,966)

[1]	The maximum contractual term for these Stock Option Plans and RSU Option Plans is perpetual until the options are available for grant under the plan.
[2]	The maximum contractual term for these Stock Option Plans is up to May 29, 2023 until the options are available for grant under the plan.